Offerings - Offering: 1	Jun. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	8,493,172
Proposed Maximum Offering Price per Unit	20.195
Maximum Aggregate Offering Price	$ 171,519,608.54
Fee Rate	0.01531%
Amount of Registration Fee	$ 26,259.65
Offering Note	Represents (i) 7,183,172 additional common shares of Eldorado Gold Corporation (the "Common Shares") issuable under the Eldorado Gold Corporation Amended and Restated Incentive Stock Option Plan as approved by shareholders as of June 3, 2025 (the "Stock Option Plan") and (ii) 1,310,000 additional Common Shares issuable under the Eldorado Gold Corporation Amended and Restated Performance Share Unit Plan as approved by shareholders as of June 3, 2025 (the "PSU Plan"). The proposed maximum price per offering unit is estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act of 1933, as amended (the "Securities Act") on the basis of the average of the high and low prices for the Common Shares as reported on the NYSE on June 24, 2025. Pursuant to Rule 416(a) under the Securities Act, this registration statement on Form S-8 covers any additional Common Shares that become issuable under the Stock Option Plan and the PSU Plan by reason of any stock dividend, stock split, recapitalization or similar transaction effected without Eldorado Gold Corporation's receipt of consideration which would increase the number of outstanding shares.